Interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interim condensed consolidated statements of comprehensive loss
Loss for the period	€ (86,784)	€ (69,376)
Items that may be subsequently reclassified to profit or loss
- Currency translation differences, net of tax	12,849	(2,798)
Items that will not be subsequently reclassified to profit or loss
- Employee benefit obligations: change in value resulting from actuarial reserve, net of tax		45
Total comprehensive loss for the period	(73,935)	(72,129)
Attributable to:
- Owners of the Company	(62,294)	(59,810)
- Non-controlling interests	€ (11,641)	€ (12,319)